                        Supplement dated August 19, 2002
         to the Statement of Additional Information dated April 30, 2002 for the following Funds (each a 'Fund'):

SCUDDER VIT FUNDS
         Equity 500 Index Fund
         US Bond Index Fund
         Small Cap Index Fund
         EAFE(R) Equity Index Fund
         Nasdaq-100 Index Fund

The following replaces the table in the 'Management of the Trust' Section, 'Trustees and Officers' Sub-Section:

On July 30, 2002, the shareholders of the Trust and the Funds approved the election of new Trustees and executive officers. The following information is provided for each Trustee and officer.

                              TRUSTEES OF THE TRUST

                                                                                                                Number of
                                                                                                                Funds in the
                                                                                                                Fund Complex
                       Position with the Trust     Business Experience and Directorships During the             to be Overseen
Name and Birth Date    and Length of Time Served   Past 5 Years                                                 by Trustee/1/

Independent
Trustee
-------
Richard R. Burt        Trustee since 2002.         Chairman, IEP Advisors, Inc. (July 1998 to present);               80
2/3/47                                             Chairman of the Board, Weirton Steel Corporation/2/ (April
                                                   1996 to present); Member of the Board, Hollinger
                                                   International, Inc./2/ (publishing) (1995 to present), HCL
                                                   Technologies Limited (information technology) (April 1999 to present), UBS Mutual Funds (formerly known as Brinson and
                                                   Mitchell Hutchins families of funds) (1995 to present)
                                                   (registered investment companies); and Member, Textron
                                                   Inc./2/ International Advisory Council (July 1996 to
                                                   present). Formerly, Partner, McKinsey & Company (consulting)
                                                   (1991-1994) and US Chief Negotiator in Strategic Arms
                                                   Reduction Talks (START) with former Soviet Union and US
                                                   Ambassador to the Federal Republic of Germany (1985-1991);
                                                   Member of the Board, Homestake Mining/2/ (mining and
                                                   exploration) (1998-February 2001), Archer Daniels Midland
                                                   Company/2/ (agribusiness operations) (October 1996-June 2001)
                                                   and Anchor Gaming (gaming software and equipment) (March
                                                   1999-December 2001).

                                                                                                                Number of
                                                                                                                Funds in the
                                                                                                                Fund Complex
                       Position with the Trust     Business Experience and Directorships During the             to be Overseen
Name and Birth Date    and Length of Time Served   Past 5 Years                                                 by Trustee/1/

S. Leland Dill         Trustee since 2002.         Trustee, Phoenix Zweig Series Trust (since September 1989),        78
3/28/30                                            Phoenix Euclid Market Neutral Funds (since May 1998)
                                                   (registered investment companies); Retired (since 1986).
                                                   Formerly, Partner, KPMG Peat Marwick (June 1956-June 1986);
                                                   Director, Vintners International Company Inc. (June 1989-May
                                                   1992), Coutts (USA) International (January 1992-March 2000),
                                                   Coutts Trust Holdings Ltd., Coutts Group (March 1991-March
                                                   1999) and General Partner, Pemco (investment company) (June
                                                   1979-June 1986).

Martin J. Gruber       Trustee since 2002.         Nomura Professor of Finance, Leonard N. Stern School of            79
7/15/37                                            Business, New York University (since 1964); Trustee, CREF
                                                   (since 2000); Director, S.G. Cowen Mutual Funds
                                                   (1985-2001), Japan Equity Fund, Inc. (since 1992), Thai
                                                   Capital Fund, Inc. (2000 to present) and Singapore Fund,
                                                   Inc. (since 2000) (registered investment companies).

Richard J. Herring     Trustee since 2002.         Jacob Safra Professor of International Banking and                 78
2/18/46                                            Professor, Finance Department, The Wharton School,
                                                   University of Pennsylvania (since 1972); Director, Lauder
                                                   Institute of International Management Studies (since 2000);
                                                   Co-Director, Wharton Financial Institutions Center (since
                                                   2000) and Vice Dean and Director, Wharton Undergraduate
                                                   Division (1995-2000).

Joseph R. Hardiman     Trustee since 2002.         Private Equity Investor (1997 to present); Director,               76
5/27/37                                            Soundview Technology Group Inc. (investment banking) (July
                                                   1998 to present), Corvis Corporation/2/ (optical networking equipment) (July 2000 to present), Brown Investment
                                                   Advisory & Trust Company (investment advisor) (February
                                                   2001 to present), The Nevis Fund (registered investment
                                                   company) (July 1999 to present), and ISI Family of Funds
                                                   (registered investment companies) (March 1998 to present).
                                                   Formerly, Director, Circon Corp./2/ (medical instruments)
                                                   (November 1998-January 1999); President and Chief Executive
                                                   Officer, The National Association of Securities Dealers,
                                                   Inc. and The NASDAQ Stock Market, Inc. (1987-1997); Chief
                                                   Operating Officer of Alex. Brown & Sons Incorporated (now
                                                   Deutsche Bank Securities Inc.) (1985-1987) and General
                                                   Partner, Alex. Brown & Sons Incorporated (now Deutsche Bank
                                                   Securities Inc.) (1976-1985).

                                                                                                                Number of
                                                                                                                Funds in the
                                                                                                                Fund Complex
                       Position with the Trust     Business Experience and Directorships During the             to be Overseen
Name and Birth Date    and Length of Time Served   Past 5 Years                                                 by Trustee/1/

Graham E. Jones        Trustee since 2002.         Senior Vice President, BGK Properties, Inc. (commercial            78
1/31/33                                            real estate) (since 1995); Trustee, 8 open-end mutual funds managed by Weiss, Peck & Greer (since 1985) and Trustee of
                                                   22 open-end mutual funds managed by Sun Capital Advisers,
                                                   Inc. (since 1998).

Rebecca W. Rimel       Trustee since 2002.         President and Chief Executive Officer, The Pew Charitable          78
4/10/51                                            Trusts (charitable foundation) (1994 to present). Formerly,
                                                   Executive Director, The Pew Charitable Trusts (1988 to
                                                   1994); Director, ISI Family of Funds (registered investment companies) (1997 to 1999); and Director and Executive Vice
                                                   President, The Glenmede Trust Company (investment trust and wealth management) (1994 to 2000).

Philip Saunders, Jr.   Trustee since 2002.         Principal, Philip Saunders Associates (Economic and                78
10/11/35                                           Financial Consulting) (since 1998). Formerly, Director,
                                                   Financial Industry Consulting, Wolf & Company (1987-1988);
                                                   President, John Hancock Home Mortgage Corporation
                                                   (1984-1986); Senior Vice President of Treasury and Financial
                                                   Services, John Hancock Mutual Life Insurance Company, Inc.
                                                   (1982-1986).

William N. Searcy      Trustee since 2002.         Pension & Savings Trust Officer, Sprint Corporation/2/             78
9/3/46                                             (telecommunications) (since 1989); Trustee of 22 open-end
                                                   mutual funds managed by Sun Capital Advisers, Inc. (since
                                                   1998).

Robert H. Wadsworth    Trustee since 2002.         President, Robert H. Wadsworth Associates, Inc. (consulting        81
1/29/40                                            firm) (1982 to present); President and Director, Trust for
                                                   Investment Managers (registered investment company) (1999
                                                   to present).  Formerly, President, Investment Company
                                                   Administration, L.L.C. (1992*-July 2001); President,
                                                   Treasurer and Director, First Fund Distributors, Inc.
                                                   (1990-January 2002); Vice President, Professionally Managed
                                                   Portfolios (1999-2002) and Advisors Series Trust
                                                   (1997-2002) (registered investment companies); and
                                                   President, Guinness Flight Investment Funds, Inc.
                                                   (registered investment companies).

                                                   * Inception date of the corporation which was the
                                                   predecessor to the LLC.

                                                                                                                Number of
                                                                                                                Funds in the
                                                                                                                Fund Complex
                       Position with the Trust     Business Experience and Directorships During the             to be Overseen
Name and Birth Date    and Length of Time Served   Past 5 Years                                                 by Trustee/1/

Interested Trustee
------------------

Richard T. Hale/3/     Trustee since 2002 and      Managing Director, Deutsche Bank Securities Inc. (formerly         78
7/17/45                President since 2000.       Deutsche Banc Alex. Brown Inc.) and Deutsche Asset
                                                   Management (1999 to present); Director and President,
                                                   Investment Company Capital Corp. (registered investment
                                                   advisor) (1996 to present); President, DB Hedge Strategies
                                                   Fund LLC (registered investment company) (June 2002 to
                                                   present); Director, Deutsche Global Funds, Ltd. (2000 to
                                                   present), CABEI Fund (2000 to present), North American
                                                   Income Fund (2000 to present) (registered investment
                                                   companies); Vice President, Deutsche Asset Management, Inc.
                                                   (2000 to present). Chartered Financial Analyst. Formerly,
                                                   Director, ISI Family of Funds (registered investment
                                                   companies) (1992-1999).

Officers
--------

Richard T. Hale        President since 2000.       See information provided under Interested Trustee.
7/17/45

Amy M. Olmert          Assistant Treasurer since   Director, Deutsche Asset Management (January 1999 to
5/14/63                1999.                       present); Certified Public Accountant (1989 to present).
                                                   Formerly, Vice President, BT Alex. Brown Incorporated (now
                                                   Deutsche Bank Securities Inc.) (1997-1999); Senior Manager,
                                                   Coopers & Lybrand L.L.P. (now PricewaterhouseCoopers LLP)
                                                   (1992-1997).

Charles A. Rizzo       Treasurer since 1999.       Director, Deutsche Asset Management (April 2000 to
8/5/57                                             present); Certified Public Accountant; Certified Management
                                                   Accountant.  Formerly, Vice President and Department Head,
                                                   BT Alex. Brown Incorporated (now Deutsche Bank Securities
                                                   Inc.) (1998-1999); Senior Manager, Coopers & Lybrand L.L.P.
                                                   (now PricewaterhouseCoopers LLP) (1993-1998).




                       Position with the Trust   Business Experience and Directorships During the
Name and Birth Date    and Length of Time Served   Past 5 Years

Daniel O. Hirsch       Secretary since 1999.       Managing Director, Deutsche Asset Management (2002 to
3/27/54                                            present) and Director, Global Funds Ltd. (2002 to
                                                   present).  Formerly, Director, Deutsche Asset Management
                                                   (1999-2002), Principal, BT Alex. Brown Incorporated (now
                                                   Deutsche Bank Securities Inc.) (1998-1999); Assistant
                                                   General Counsel, United States Securities and Exchange
                                                   Commission (1993-1998).

Jeffrey A. Engelsman   Vice President and AML      Vice President, Deutsche Asset Management (1999 to
9/28/67                Compliance Officer since    present).  Formerly, Attorney, Great-West Life & Annuity
                       2002                        Insurance Company (1995 to 1999).

Bruce A. Rosenblum     Assistant Secretary since   Director, Deutsche Asset Management since 2002.  Formerly,
9/14/60                2002.                       Vice President, Deutsche Asset Management (2000-2002);
                                                   Partner, Freedman, Levy, Kroll & Simonds (1994-2000);
                                                   Counsel to Commissioner J. Carter Beese, Staff Attorney,
                                                   Divisions of Enforcement and Corporation Finance,
                                                   Securities and Exchange Commission (1986-1994).

-----------
1  As of July 30, 2002, the total number of Funds in the Fund Complex is 84.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3  Mr. Hale is a director who is an 'interested person' within the meaning of
   Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of DeAM, Inc. and a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank and its affiliates.

Ms. Olmert and Messrs. Engelsman, Hale, Hirsch, Rizzo, and Rosenblum also hold similar positions for other investment companies for which DeAM, Inc. or an affiliate serves as the advisor.

Insert the following as the last paragraph in the 'Performance Information'
Section:

         When we advertise total return information for Class B and C shares we may present actual returns for the classes as well as returns for the class with the longest performance history adjusted to reflect the appropriate maximum sales charges, if any, and expenses for these periods dating back to the inception date of the class with the longest performance history.

Effective August 19 through September 2, 2002, the following paragraph supplements the section entitled 'Code of Ethics':

         The Fund's advisor and its affiliates have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes permit access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Codes' preclearance requirements. In addition, the Codes also provide for trading 'blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Codes also prohibit short-term trading profits and personal investment in initial public offerings and require prior approval with respect to purchases of securities in private placements.

Effective September 3, 2002, the following paragraph supplements the section entitled 'Code of Ethics':

         The Fund's advisor and its affiliates have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act ('Consolidated Code'). The Consolidated Code permits access persons to trade in securities that may be purchased or held by the Fund for their own accounts, subject to compliance with the Consolidated Code's preclearance requirements. In addition, the Consolidated Code also provides for trading 'blackout periods' that prohibit trading by personnel within periods of trading by the Fund in the same security. The Consolidated Code also prohibits short-term trading profits and personal investment in initial public offerings and requires prior approval with respect to purchases of securities in private placements.